INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of inventories

	December 31,	December 31,
	2018	2017

Finished metal	$12,745	$15,309
Materials and supplies	11,548	8,201
In-circuit	458	2,163
	$24,751	$25,673